Organization and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Organization and Summary of Significant Accounting Policies
Business Overview and Concentrations

Business Overview and Concentrations

We are an international transportation services company, operating retail automotive dealerships, commercial vehicle distribution and car rental franchises.

Automotive Dealership. We are the second largest automotive retailer headquartered in the U.S. as measured by the $14.6 billion in total revenue we generated in 2013. As of December 31, 2013, we operated 324 automotive retail franchises, of which 176 franchises are located in the U.S. and 148 franchises are located outside of the U.S. The franchises outside the U.S. are located primarily in the U.K.

We are engaged in the sale of new and used motor vehicles and related products and services, including vehicle service, collision repair, and placement of finance and lease contracts, third-party insurance products and other aftermarket products. We operate dealerships under franchise agreements with a number of automotive manufacturers and distributors. In accordance with individual franchise agreements, each dealership is subject to certain rights and restrictions typical of the industry. The ability of the manufacturers to influence the operations of the dealerships, or the loss of a significant number of franchise agreements, could have a material impact on our results of operations, financial position and cash flows.

For the year ended December 31, 2013, BMW/MINI franchises accounted for 25% of our total automotive dealership revenues, Audi/Volkswagen/Porsche/Bentley franchises accounted for 21%, Toyota/Lexus/Scion franchises accounted for 15%, Honda/Acura franchises accounted for 11%, and Mercedes-Benz/Sprinter/smart accounted for 11%. No other manufacturers’ franchises accounted for more than 10% of our total automotive dealership revenues. At December 31, 2013 and 2012, we had receivables from manufacturers of $144.9 million and $124.7 million, respectively. In addition, a large portion of our contracts in transit, which are included in accounts receivable, are due from manufacturers’ captive finance subsidiaries.

During the year ended December 31, 2013, we acquired nine franchises. We were also awarded one franchise. We disposed of 30 franchises representing ten different brands, principally consisting of ten Toyota/Lexus and fifteen Chrysler/Jeep/Dodge franchises in the U.K.

Commercial Vehicle. On August 30, 2013, we completed the acquisition of Western Star Trucks Australia, the exclusive importer and distributor of Western Star heavy duty trucks (a Daimler brand), MAN heavy and medium duty trucks and buses (a VW Group brand), and Dennis Eagle refuse collection vehicles, together with associated parts across Australia, New Zealand and portions of Southeast Asia. The business also includes three retail commercial vehicle dealerships. From our acquisition of this business on August 30, 2013 through December 31, 2013, this business generated $152.5 million of revenue through the distribution and retail sale of vehicles and parts to a network of more than 70 dealership locations.

Car Rental. We are the Hertz car rental franchisee in the Memphis, Tennessee market and certain Indiana markets. We currently manage more than fifty on- and off-airport Hertz car rental locations. Our car rental business generated $52.6 million of revenue during the year ended December 31, 2013 and complements our existing U.S. automotive dealership operations.

Penske Truck Leasing. We hold a 9.0% limited partnership interest in Penske Truck Leasing Co., L.P. (“PTL”), a leading provider of transportation services and supply chain management.

Basis of Presentation

Basis of Presentation

Results for 2012 include $17.8 million of pre-tax costs associated with the repurchase and redemption of our previously outstanding $375.0 million of 7.75% senior subordinated notes. Results for 2011 include an $11.0 million net income tax benefit. The components of the net benefit include (a) a $17.0 million positive adjustment primarily from the release of amounts previously recorded in the U.K. as uncertain tax positions as such positions were accepted by the U.K. tax authorities and (b) a negative adjustment relating to a valuation allowance against certain U.K. deferred tax assets of $6.0 million as evidence supporting the future realizability of such assets was no longer available.

The consolidated financial statements include all majority-owned subsidiaries. Investments in affiliated companies, representing an ownership interest in the voting stock of the affiliate of between 20% and 50% or an investment in a limited partnership or a limited liability corporation for which our investment is more than minor, are stated at the cost of acquisition plus our equity in undistributed net earnings since acquisition. All intercompany accounts and transactions have been eliminated in consolidation. We evaluated subsequent events through March 3, 2014, the date the consolidated financial statements were filed with the SEC, except as to the effects of discontinued operations as described below, for which the date is November 18, 2014.

The consolidated financial statements, including the comparative periods presented, have been adjusted for entities that have been treated as discontinued operations through September 30, 2014 in accordance with generally accepted accounting principles.

Estimates

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The accounts requiring the use of significant estimates include accounts receivable, inventories, income taxes, intangible assets and certain reserves.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents include all highly-liquid investments that have an original maturity of three months or less at the date of purchase.
Contracts in Transit

Contracts in Transit

Contracts in transit represent receivables from unaffiliated finance companies relating to the sale of customers’ installment sales and lease contracts arising in connection with the sale of a vehicle by us. Contracts in transit, included in accounts receivable, net in our consolidated balance sheets, amounted to $251.6 million and $231.5 million as of December 31, 2013 and 2012, respectively.

Inventory Valuation

Inventory Valuation

Inventories are stated at the lower of cost or market. Cost for new and used vehicle inventories includes acquisition, reconditioning, dealer installed accessories, and transportation expenses and is determined using the specific identification method. Inventories of automotive dealership parts and accessories are accounted for using the “first-in, first-out” (“FIFO”) method of inventory accounting and the cost is based on factory list prices.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost and depreciated over estimated useful lives using the straight-line method. Useful lives for purposes of computing depreciation for assets, other than leasehold improvements, range between 3 and 15 years. Car rental fleet vehicles are depreciated to estimated fair market value over a period between 12 and 24 months, which is the average length of time a vehicle remains in our car rental fleet. Leasehold improvements and equipment under capital lease are depreciated over the shorter of the term of the lease or the estimated useful life of the asset, not to exceed 40 years.

Expenditures relating to recurring repair and maintenance are expensed as incurred. Expenditures that increase the useful life or substantially increase the serviceability of an existing asset are capitalized. When equipment is sold or otherwise disposed of, the cost and related accumulated depreciation are removed from the balance sheet, with any resulting gain or loss being reflected in income.

Income Taxes

Income Taxes

Tax regulations may require items to be included in our tax return at different times than those items are reflected in our financial statements. Some of the differences are permanent, such as expenses that are not deductible on our tax return, and some are temporary differences, such as the timing of depreciation expense. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that will be used as a tax deduction or credit in our tax return in future years which we have already recorded in our financial statements. Deferred tax liabilities generally represent deductions taken on our tax return that have not yet been recognized as an expense in our financial statements. We establish valuation allowances for our deferred tax assets if the amount of expected future taxable income is not more likely than not to allow for the use of the deduction or credit.

Intangible Assets

Intangible Assets

Our principal intangible assets relate to our franchise agreements with vehicle manufacturers and distributors, which represent the estimated value of franchises acquired in business combinations, and goodwill, which represents the excess of cost over the fair value of tangible and identified intangible assets acquired in business combinations. We believe the franchise values of our automotive dealerships have an indefinite useful life based on the following:

•         Automotive retailing is a mature industry and is based on franchise agreements with the vehicle manufacturers and distributors;

•         There are no known changes or events that would alter the automotive retailing franchise environment;

•         Certain franchise agreement terms are indefinite;

•         Franchise agreements that have limited terms have historically been renewed by us without substantial cost; and

•         Our history shows that manufacturers and distributors have not terminated our franchise agreements.

We also believe the franchise values of our car rental market areas have an indefinite useful life because car rental is a mature industry for which the franchise environment is relatively static. Also, we do not anticipate difficulty renewing our long-term franchise agreements.

Impairment Testing

Impairment Testing

Franchise value impairment is assessed during the fourth quarter every year and upon the occurrence of an indicator of impairment through a comparison of its carrying amount and estimated fair value. An indicator of impairment exists if the carrying value of a franchise exceeds its estimated fair value and an impairment loss may be recognized up to that excess. The fair value of franchise value is determined using a discounted cash flow approach, which includes assumptions about revenue and profitability growth, franchise profit margins, and the cost of capital. We also evaluate our franchise agreements in connection with the annual impairment testing to determine whether events and circumstances continue to support our assessment that the franchise agreements have an indefinite life.

Goodwill impairment is assessed at the reporting unit level during the fourth quarter every year and upon the occurrence of an indicator of impairment. Our operations are organized by management into operating segments by line of business and geography. We have determined that we have two reportable segments as defined in generally accepted accounting principles for segment reporting: (i) Retail, consisting of our automotive retail operations, and (ii) Other, consisting of our commercial vehicle operating segment, our car rental business operating segment, and our investments in non-automotive retail operations. We have determined that the dealerships in each of our operating segments within the Retail reportable segment are components that are aggregated into four geographical reporting units for the purpose of goodwill impairment testing, as they (A) have similar economic characteristics (all are automotive dealerships having similar margins), (B) offer similar products and services (all sell new and used vehicles, service, parts and third-party finance and insurance products), (C) have similar target markets and customers (generally individuals) and (D) have similar distribution and marketing practices (all distribute products and services through dealership facilities that market to customers in similar fashions). The geographic reporting units are Eastern, Central, and Western United States and International. The goodwill included in our Other reportable segment relates to our commercial vehicle operating segment and our car rental business operating segment. The car rental business operating segment has been identified as its own reporting unit. Our commercial vehicle operating segment has two geographic reporting units.

For our retail operations reporting unit, we prepare a qualitative assessment of the carrying value of goodwill using the criteria in ASC 350-20-35-3 to determine whether it is more likely than not that a reporting unit’s fair value is less than its carrying value. If it were determined through the qualitative assessment that a reporting unit’s fair value is more likely than not greater than its carrying value, additional analysis would be unnecessary. During 2013, we concluded that it was not more likely than not that any of the retail operations reporting units’ fair values were less than their carrying amount. If the additional impairment testing was necessary, we would have estimated the fair value of our reporting units using an “income” valuation approach. The “income” valuation approach estimates our enterprise value using a net present value model, which discounts projected free cash flows of our business using the weighted average cost of capital as the discount rate. In connection with this process, we also reconcile the estimated aggregate fair values of our reporting units to our market capitalization. We believe that this reconciliation process is consistent with a market participant perspective. This consideration would also include a control premium that represents the estimated amount an investor would pay for our equity securities to obtain a controlling interest and other significant assumptions including revenue and profitability growth, franchise profit margins, residual values and the cost of capital.

For our car rental business reporting unit, we performed our initial impairment test by comparing the estimated fair value of the reporting unit with its carrying value. We estimated the fair value of our reporting unit using an “income” valuation approach. We concluded that the fair value of the reporting unit exceeded its carrying value.

Investments

Investments

We account for each of our investments under the equity method, pursuant to which we record our proportionate share of the investee’s income each period. The net book value of our investments was $346.9 million and $303.2 million as of December 31, 2013 and 2012, respectively. Investments for which there is not a liquid, actively traded market are reviewed periodically by management for indicators of impairment. If an indicator of impairment is identified, management estimates the fair value of the investment using a discounted cash flow approach, which includes assumptions relating to revenue and profitability growth, profit margins, residual values and the cost of capital. Declines in investment values that are deemed to be other than temporary may result in an impairment charge reducing the investments’ carrying value to fair value.

Foreign Currency Translation

Foreign Currency Translation

For all of our foreign operations, the functional currency is the local currency. The revenue and expense accounts of our foreign operations are translated into U.S. dollars using the average exchange rates that prevailed during the period. Assets and liabilities of foreign operations are translated into U.S. dollars using period end exchange rates. Cumulative translation adjustments relating to foreign functional currency assets and liabilities are recorded in accumulated other comprehensive income (loss), a separate component of equity.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Accounting standards define fair value as the price that would be received from selling an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value and also establishes the following three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices in active markets for identical assets or liabilities

Level 2

Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted market prices in markets that are not active; or model-derived valuations or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities

Our financial instruments consist of cash and cash equivalents, debt, floor plan notes payable, forward exchange contracts and interest rate swaps used to hedge future cash flows. Other than our fixed rate debt, the carrying amount of all significant financial instruments approximates fair value due either to length of maturity, the existence of variable interest rates that approximate prevailing market rates, or as a result of mark to market accounting.

Our fixed rate debt consists of amounts outstanding under our senior subordinated notes and mortgage facilities. We estimate the fair value of our senior unsecured notes using quoted prices for the identical liability (Level 2), and we estimate the fair value of our mortgage facilities using a present value technique based on our current market interest rates for similar types of financial instruments (Level 2). A summary of the carrying values and fair values of our 5.75% senior subordinated notes and our fixed rate mortgage facilities are as follows:

	December 31, 2013		December 31, 2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
5.75% senior subordinated notes due 2022	$550.0	$565.1	$550.0	$563.8
Mortgage facilities	118.6	117.0	104.0	105.5

Revenue Recognition

Revenue Recognition

Vehicle, Parts and Service Sales

We record revenue when vehicles are delivered and title has passed to the customer, when vehicle service or repair work is completed and when parts are delivered to our customers. Sales promotions that we offer to customers are accounted for as a reduction of revenues at the time of sale. Rebates and other incentives offered directly to us by manufacturers are recognized as a reduction of cost of sales. Reimbursements of qualified advertising expenses are treated as a reduction of selling, general and administrative expenses. The amounts received under certain manufacturer rebate and incentive programs are based on the attainment of program objectives, and such earnings are recognized either upon the sale of the vehicle for which the award was received, or upon attainment of the particular program goals if not associated with individual vehicles. Taxes collected from customers and remitted to governmental authorities are recorded on a net basis (excluded from revenue).

Finance and Insurance Sales

Subsequent to the sale of a vehicle to a customer, we sell installment sale contracts to various financial institutions on a non-recourse basis (with specified exceptions) to mitigate the risk of default. We receive a commission from the lender equal to either the difference between the interest rate charged to the customer and the interest rate set by the financing institution or a flat fee. We also receive commissions for facilitating the sale of various products to customers, including guaranteed auto protection insurance, vehicle theft protection and extended service contracts. These commissions are recorded as revenue at the time the customer enters into the contract. In the case of finance contracts, a customer may prepay or fail to pay their contract, thereby terminating the contract. Customers may also terminate extended service contracts and other insurance products, which are fully paid at purchase, and become eligible for refunds of unused premiums. In these circumstances, a portion of the commissions we received may be charged back based on the terms of the contracts. The revenue we record relating to these transactions is net of an estimate of the amount of chargebacks we will be required to pay. Our estimate is based upon our historical experience with similar contracts, including the impact of refinance and default rates on retail finance contracts and cancellation rates on extended service contracts and other insurance products. Aggregate reserves relating to chargeback activity were $23.3 million and $23.4 million as of December 31, 2013 and 2012, respectively.

Commercial Vehicle Revenue

Revenue from the distribution of goods is recognized at the time of delivery of goods to the retailer.

Car Rental Revenue

Rental and rental related revenues are recognized over the period the vehicles and accessories are rented based on the terms of the rental contract. Taxes collected from customers and remitted to the governmental authorities are recorded on a net basis (excluded from revenue).

Defined Contribution Plans

Defined Contribution Plans

We sponsor a number of defined contribution plans covering a significant majority of our employees. Our contributions to such plans are discretionary and are based on the level of compensation and contributions by plan participants. We incurred expense of $15.1 million, $13.7 million, and $11.8 million relating to such plans during the years ended December 31, 2013, 2012, and 2011, respectively.

Advertising

Advertising

Advertising costs are expensed as incurred or when such advertising takes place. We incurred net advertising costs of $81.8 million, $80.1 million, and $67.7 million during the years ended December 31, 2013, 2012, and 2011, respectively. Qualified advertising expenditures reimbursed by manufacturers, which are treated as a reduction of advertising expense, were $13.1 million, $12.1 million, and $10.5 million during the years ended December 31, 2013, 2012, and 2011, respectively.

Self Insurance

Self Insurance

We retain risk relating to certain of our general liability insurance, workers’ compensation insurance, auto physical damage insurance, property insurance, employment practices liability insurance, directors and officers insurance, and employee medical benefits in the U.S. As a result, we are likely to be responsible for a significant portion of the claims and losses incurred under these programs. The amount of risk we retain varies by program, and, for certain exposures, we have pre-determined maximum loss limits for certain individual claims and/or insurance periods. Losses, if any, above such pre-determined loss limits are paid by third-party insurance carriers. Certain insurers have limited available property coverage in response to the natural catastrophes experienced in recent years. Our estimate of future losses is prepared by management using our historical loss experience and industry-based development factors. Aggregate reserves relating to retained risk were $21.1 million and $20.1 million as of December 31, 2013 and 2012, respectively. Changes in the reserve estimate during 2013 relate primarily to our general liability and workers compensation programs.

Earnings Per Share

Earnings Per Share

Basic earnings per share is computed using net income attributable to Penske Automotive Group common stockholders and the number of weighted average shares of voting common stock outstanding, including outstanding unvested restricted stock awards which contain rights to non-forfeitable dividends. Diluted earnings per share is computed using net income attributable to Penske Automotive Group common stockholders and the number of weighted average shares of voting common stock outstanding, adjusted for the dilutive effect of stock options. A reconciliation of the number of shares used in the calculation of basic and diluted earnings per share for the years ended December 31, 2013, 2012, and 2011 follows:

	Year Ended December 31,
	2013	2012	2011
Weighted average number of common shares outstanding	90,273,747	90,318,315	91,153,620
Effect of non-participatory equity compensation	56,874	24,000	120,512
Weighted average number of common shares outstanding, including effect of dilutive securities	90,330,621	90,342,315	91,274,132

Hedging

Hedging

Generally accepted accounting principles relating to derivative instruments and hedging activities require all derivatives, whether designated in hedging relationships or not, to be recorded on the balance sheet at fair value. These accounting principles also define requirements for designation and documentation of hedging relationships, as well as ongoing effectiveness assessments, which must be met in order to qualify for hedge accounting. For a derivative that does not qualify as a hedge, changes in fair value are recorded in earnings immediately. If the derivative is designated in a fair-value hedge, the changes in the fair value of the derivative and the hedged item are recorded in earnings. If the derivative is designated as a cash-flow hedge, effective changes in the fair value of the derivative are recorded in accumulated other comprehensive income (loss), a separate component of equity, and recorded in the income statement only when the hedged item affects earnings. Changes in the fair value of the derivative attributable to hedge ineffectiveness are recorded in earnings immediately.

Stock-Based Compensation

Stock-Based Compensation

Generally accepted accounting principles relating to share-based payments require us to record compensation expense for all awards based on their grant-date fair value. Our share-based payments have generally been in the form of “non-vested shares,” the fair value of which are measured as if they were vested and issued on the grant date.

New Accounting Pronouncements

New Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2013-02, “Comprehensive Income (Topic 220) — Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” ASU No. 2013-02 requires disclosure of amounts reclassified out of accumulated other comprehensive income by component. In addition, we are required to present either on the face of the statement of income or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required to be reclassified to net income in its entirety in the same reporting period. For amounts not reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional detail about those amounts. We complied with the disclosure requirements of this ASU as shown in Note 15.

In March 2013, the FASB issued ASU No. 2013-05, “Foreign Currency Matters (Topic 830) — Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity.” ASU No. 2013-05 resolves the diversity in practice about whether Subtopic 810-10, Consolidation—Overall, or Subtopic 830-30, Foreign Currency Matters—Translation of Financial Statements, applies to the release of the cumulative translation adjustment into net income when a parent either sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets that is a business within a foreign entity. This ASU is effective prospectively for the first annual period beginning after December 15, 2013. We do not expect adoption of ASU No. 2013-05 to affect our consolidated financial position, results of operations, or cash flows.

In July 2013, the FASB issued ASU No. 2013-10, “Derivatives and Hedging (Topic 815) — Inclusion of the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes.” The amendments in ASU No. 2013-10 permit the Fed Funds Effective Swap Rate to be used as a U.S. benchmark interest rate for hedge accounting purposes under Topic 815, in addition to UST and LIBOR. This ASU is effective prospectively for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013. We do not expect the adoption of ASU No. 2013-10 to affect our consolidated financial position, results of operations, or cash flows.

In July 2013, the FASB issued ASU No. 2013-11, “Income Taxes (Topic 740) — Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists.” ASU No. 2013-11 resolves the diversity in practice regarding the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. This ASU is effective for the first annual period beginning after December 15, 2013. We do not expect adoption of ASU No. 2013-11 to affect our consolidated financial position, results of operations, or cash flows.